Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves	LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter. As we are primarily an insurer of motor vehicles and residential property, we have minimal exposure to environmental and asbestos claims.
Loss and loss adjustment expense (LAE) reserves represent our best estimate of the ultimate liability for losses and LAE costs, related to events occurring prior to the end of the accounting period, which have not been paid. For our Personal and Commercial Lines vehicle businesses, which represented about 97% of our total carried reserves at December 31, 2025, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews approximately 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate loss and LAE reserves. During reserve reviews, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as frequency (number of losses per exposure) and severity (dollars of loss per each claim), as well as the frequency and severity of loss adjustment expense costs.
We begin our review by examining a set of data by producing multiple estimates of reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group further analyzes the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for those subsets. We believe our comprehensive process of reviewing at a subset level provides more meaningful estimates of our aggregate loss reserves.

The actuarial staff completes separate projections of case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our personal vehicle and Commercial Lines auto businesses, we generally do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR estimates, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from our historical data trends, or third-party modeled data trends, may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the number of individual case reserves set by our claims adjusters. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External factors considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These factors are also better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE data for our Commercial Lines non-vehicle business and our Personal Lines property business on a claim occurrence period basis. Many of the methodologies and key parameters reviewed are similar. In addition, for our Progressive Fleet & Specialty Programs (Fleet & Specialty) and Personal Lines property businesses, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2025	2024	2023
Balance at January 1	$39,057	$34,389	$30,359
Less reinsurance recoverables on unpaid losses	4,487	4,789	5,559
Net balance at January 1	34,570	29,600	24,800
Incurred related to:
Current year	55,353	49,476	44,561
Prior years	(1,394)	(416)	1,094
Total incurred	53,959	49,060	45,655
Paid related to:
Current year	31,941	28,909	26,875
Prior years	17,085	15,181	13,980
Total paid	49,026	44,090	40,855
Net balance at December 31	39,503	34,570	29,600
Plus reinsurance recoverables on unpaid losses	3,807	4,487	4,789
Balance at December 31	$43,310	$39,057	$34,389
We experienced favorable development of $1,394 million and $416 million in 2025 and 2024, respectively, compared to unfavorable reserve development of $1,094 million in 2023, all reflected as “Incurred related to prior years” in the table above.
2025
•The favorable prior year reserve development included approximately $800 million attributable to accident year 2024, $270 million to accident year 2023, and the remainder to accident years 2022 and prior.
•Our personal auto products incurred about $1,190 million of favorable loss and LAE reserve development, with the agency and direct auto businesses each contributing about half. The favorable development was primarily due to lower than anticipated loss severity and frequency in Florida and, to a lesser extent, lower than anticipated litigation defense costs across most states and lower than anticipated payments on previously closed but reopened property damage claims.
•Our personal property products experienced about $80 million of favorable development primarily attributable to favorable development on 2024 catastrophe events.
•Our Commercial Lines business experienced about $120 million of favorable development primarily driven by lower than anticipated severity in our transportation network company (TNC) business, partially offset by higher than anticipated litigation defense costs and severity in our core commercial auto bodily injury coverages.
2024
•The favorable prior year reserve development included approximately $180 million attributable to accident year 2023, $55 million to accident year 2022, and the remainder to accident years 2021 and prior.
•Our personal auto products incurred about $550 million of favorable loss and LAE reserve development, with about 60% attributable to the agency auto business and the balance to the direct auto business. The favorable development was, in part, due to lower than anticipated severity and frequency in Florida and lower than anticipated property damage severity across the majority of states.
•Our personal property products experienced about $80 million of unfavorable development primarily due to higher LAE costs than anticipated.
•Our Commercial Lines business experienced about $50 million of unfavorable development primarily driven by higher than anticipated severity in our commercial auto business for California, New York, and Texas.
2023
•The unfavorable reserve development for 2023 included approximately $950 million attributable to accident year 2022 and $125 million to accident year 2021.
•Our personal auto products incurred about $715 million of unfavorable loss and LAE reserve development, with the agency and direct auto businesses each contributing about half. About half of this unfavorable development was attributable to higher than anticipated severity in personal auto property and physical damage coverages. The remaining unfavorable development was primarily due to increased loss costs in Florida injury and medical coverages and, to a lesser extent, higher than anticipated late reported injury claims; partially offset by lower than expected LAE.
•Our Commercial Lines business experienced about $365 million of unfavorable development, primarily driven by higher than anticipated severity and frequency of late reported injury claims and large loss emergence on injury claims, with about half attributable to our TNC business.
Incurred and Paid Claims Development by Accident Year The following tables present our incurred, net of reinsurance, and paid claims development by accident year for the number of years that generally have historically represented the maximum development period for claims. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development in consideration with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines vehicles and Commercial Lines auto business claims development between liability and physical damage, since the loss patterns are significantly different between those coverages. The Commercial Lines other business includes coverages for Fleet & Specialty, other than liability and physical damage. Reserves for our run-off products are not considered material and, therefore, are not included in a separate claims development table.
Only 2025 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Personal Lines property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Vehicles - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$6,716	$6,862	$6,936	$6,943	$6,831	$0	885,914
2022		7,077	7,302	7,226	7,222	135	842,281
2023			8,616	8,365	8,260	183	902,996
2024				9,700	9,345	541	936,963
2025					11,277	2,097	1,023,941
				Total	$42,935
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$2,855	$5,239	$6,183	$6,569	$6,727
2022		3,019	5,564	6,486	6,870
2023			3,527	6,311	7,408
2024				3,753	6,935
2025					4,427
				Total	$32,367
	All outstanding liabilities before 2021, net of reinsurance[1]				94
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$10,662
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$4,708	$4,624	$4,629	$4,619	$4,619	$0	2,106,210
2022		5,429	5,545	5,584	5,546	(8)	2,033,905
2023			5,775	5,880	5,909	21	2,118,287
2024				6,214	6,272	(18)	2,134,899
2025					6,508	(203)	2,246,453
				Total	$28,854
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$4,438	$4,621	$4,612	$4,617	$4,618
2022		5,176	5,542	5,549	5,552
2023			5,584	5,883	5,884
2024				5,932	6,281
2025					6,137
				Total	$28,472
	All outstanding liabilities before 2021, net of reinsurance[1]				2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$384
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$6,965	$7,180	$7,244	$7,235	$7,132	$0	981,428
2022		7,563	7,870	7,799	7,788	127	974,054
2023			9,628	9,424	9,337	184	1,100,504
2024				11,584	11,260	586	1,238,183
2025					14,669	2,481	1,462,005
				Total	$50,186
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$2,915	$5,461	$6,488	$6,899	$7,047
2022		3,132	5,983	7,023	7,432
2023			3,926	7,160	8,420
2024				4,496	8,491
2025					5,862
				Total	$37,252
	All outstanding liabilities before 2021, net of reinsurance[1]				82
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$13,016
[1] Required supplementary information (unaudited)

Personal Lines - Vehicles - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$5,752	$5,568	$5,573	$5,570	$5,566	$0	2,603,218
2022		6,613	6,724	6,763	6,723	(14)	2,609,541
2023			7,578	7,678	7,710	15	2,861,342
2024				8,241	8,214	(29)	2,980,272
2025					9,109	(398)	3,300,039
				Total	$37,322
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$5,422	$5,579	$5,560	$5,565	$5,565
2022		6,326	6,732	6,732	6,734
2023			7,362	7,692	7,690
2024				7,851	8,231
2025					8,624
				Total	$36,844
	All outstanding liabilities before 2021, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$479
[1] Required supplementary information (unaudited)

Personal Lines - Property
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$1,540	$1,516	$1,503	$1,498	$1,497	$3	89,935
2022		1,665	1,622	1,612	1,608	13	90,242
2023			1,583	1,605	1,581	35	82,190
2024				1,696	1,649	104	80,681
2025					1,235	175	55,059
				Total	$7,570
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$1,035	$1,375	$1,444	$1,476	$1,487
2022		1,042	1,470	1,545	1,577
2023			1,078	1,441	1,513
2024				1,050	1,456
2025					806
				Total	$6,839
	All outstanding liabilities before 2021, net of reinsurance[1]				6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$737
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$3,447	$3,527	$3,574	$3,581	$3,566	$19	156,360
2022		4,526	4,835	4,862	4,875	117	182,524
2023			5,456	5,502	5,487	220	191,475
2024				5,552	5,551	467	191,353
2025					5,631	1,200	174,961
				Total	$25,110
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$574	$1,546	$2,414	$2,990	$3,316
2022		749	2,086	3,232	3,976
2023			848	2,307	3,474
2024				853	2,150
2025					784
				Total	$13,700
	All outstanding liabilities before 2021, net of reinsurance[1]				136
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$11,546
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2025
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$921	$910	$910	$910	$910	$0	121,976
2022		1,315	1,330	1,329	1,326	0	147,395
2023			1,352	1,336	1,332	(1)	162,852
2024				1,200	1,167	(4)	148,143
2025					1,008	(13)	137,312
				Total	$5,743
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2021[1]	2022[1]	2023[1]	2024[1]	2025
2021	$764	$903	$902	$906	$909
2022		1,114	1,315	1,321	1,325
2023			1,184	1,328	1,328
2024				1,066	1,162
2025					903
				Total	$5,627
	All outstanding liabilities before 2021, net of reinsurance[1]				1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$117
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2025
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024[1]	2025
2016	$52	$43	$41	$42	$40	$40	$40	$40	$40	$42	$2	7,652
2017		63	55	51	49	46	48	55	54	51	6	17,691
2018			82	81	77	77	77	82	83	81	7	15,507
2019				81	83	85	88	88	88	87	6	10,738
2020					75	81	82	83	83	80	7	9,576
2021						84	87	89	85	82	10	9,425
2022							84	81	82	80	11	7,770
2023								85	85	86	19	7,604
2024									61	57	19	5,532
2025										41	19	3,705
									Total	$687
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022[1]	2023[1]	2024[1]	2025
2016	$9	$21	$27	$31	$33	$34	$35	$36	$36	$37
2017		10	24	31	35	37	40	42	42	43
2018			18	40	50	57	62	65	67	69
2019				20	42	56	65	71	75	77
2020					16	39	52	60	64	67
2021						17	40	52	61	65
2022							18	40	51	58
2023								18	42	55
2024									13	27
2025										8
									Total	$506
			All outstanding liabilities before 2016, net of reinsurance[1]							23
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$204
[1] Required supplementary information (unaudited)
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2025	2024
Net outstanding liabilities
Personal Lines
Vehicles
Agency, Liability	$10,662	$9,294
Agency, Physical Damage	384	324
Direct, Liability	13,016	10,617
Direct, Physical Damage	479	415
Property	737	911
Commercial Lines
Liability	11,546	10,412
Physical Damage	117	156
Other	204	246
Other business	173	177
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	37,318	32,552
Reinsurance recoverables on unpaid claims
Personal Lines
Vehicles
Agency, Liability	949	912
Agency, Physical Damage	0	0
Direct, Liability	1,717	1,559
Direct, Physical Damage	0	0
Property	44	567
Commercial Lines
Liability	680	845
Physical Damage	1	1
Other	204	218
Other business	207	354
Total reinsurance recoverables on unpaid claims	3,802	4,456
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	2,185	2,018
Reinsurance recoverables on unpaid claims	5	31
Total gross liability for unpaid claims and claim adjustment expense	$43,310	$39,057
The following table shows the average historical claims duration as of December 31, 2025:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Vehicles
Agency, Liability	40.9%	34.4%	13.3%	5.5%	2.3%
Agency, Physical Damage	94.5	5.4	0	0.1	0
Direct, Liability	40.5	35.5	13.7	5.5	2.1
Direct, Physical Damage	95.3	4.5	(0.1)	0.1	0
Property	66.2	24.3	4.6	2.1	0.7
Commercial Lines
Liability	15.2	26.0	22.8	15.6	9.1
Physical Damage	87.6	12.2	0.1	0.4	0.3
Other	21.4	27.2	14.6	9.5	5.4